RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Changes in loans outstanding to such related parties during the years ended December 31, 2012 and 2011 are as follows:

	Years Ended December 31,
	2012	2011
	(In Thousands)
Balance at beginning of year	$2,063	$2,038
Additions	362	247
Repayments	(477)	(222)
Balance at end of year	$1,948	$2,063